UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21236

DREYFUS PREMIER STOCK FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Small Cap Equity Fund

Dreyfus Premier Small Cap Equity Fund invests its assets in The Boston Company Small Cap Value Portfolio (a series of Mellon Institutional Funds Master Portfolio).

Dreyfus Premier International Small Cap Fund

Dreyfus Premier International Small Cap Fund invests its assets in The Boston Company International Small Cap Portfolio (a series of Mellon Institutional Funds Master Portfolio).

Dreyfus Premier International Equity Fund

Dreyfus Premier International Equity Fund invests its assets in The Boston Company International Core Equity Portfolio (a series of Mellon Institutional Funds Master Portfolio).

TBC INTERNATIONAL CORE EQUITY PORTFOLIO
Security Description	Shares	Market Value

EQUITIES - 97.0%
Common Stock - 96.1%
Australia - 5.1%
Boral Ltd.	291,000	1,563,751
Caltex Australia Ltd.	93,300	792,555
Insurance Australia Group Ltd.	194,000	975,732
Macquarie Bank Ltd.	30,600	1,112,992
Oil Search Ltd.	563,300	797,510
Qantas Airways Ltd.	172,400	500,298
QBE Insurance Group Ltd.	122,900	1,475,632
West Australian Newspaper Holdings (a)	119,100	834,714

Total (Cost $5,664,644)		8,053,184

Austria - 2.1%
Boehler-Uddeholm	9,000	1,135,230
OMV AG	7,100	2,135,287

Total (Cost $1,726,887)		3,270,517

Belgium - 2.1%
Colruyt SA	3,900	632,773
KBC Bankverzekeringshold	19,600	1,502,299
Mobistar SA *	12,600	1,178,573

Total (Cost $2,675,938)		3,313,645

Denmark - 0.6%
Novo Nordisk A/S, Class B (Cost $994,306)	18,300	998,668

Finland - 2.6%
Fortum Oyj	77,500	1,431,959
Kesko Oyj	39,100	952,123
Nokia Oyj	82,100	1,294,199
Rautaruukki Oyj	44,000	521,694

Total (Cost $3,190,524)		4,199,975

France - 9.8%
Banca Intesa Spa	331,933	1,594,063
Banque Nationale De Paris	31,000	2,241,510
Bouygues SA (a)	24,200	1,116,210
France Telecom SA *	32,800	1,083,934
Renault SA *	17,700	1,477,928
Sanofi-Synthelabo SA	13,900	1,108,776
Societe Generale	25,400	2,565,371
Suez SA	19,300	513,698
Total SA	10,655	2,322,850
Vinci SA	5,700	763,983
Vivendi Universal SA *	26,700	850,836

Total (Cost $12,521,516)		15,639,159

Germany - 5.9%
Continental AG	32,400	2,053,963
Deutsche Telekom AG	69,000	1,558,530

E.ON AG	19,900	1,810,375
Merck KGaA	13,300	913,326
Puma AG	3,610	990,729
SAP AG	5,100	909,112
Thyssenkrupp AG	50,300	1,105,439

Total (Cost $5,892,607)		9,341,474

Greece - 1.6%
Alpha Bank A.E.	52,600	1,831,025
Cosmote Mobile Tele S.A.	39,200	784,918

Total (Cost $1,486,876)		2,615,943

Hong Kong - 1.8%
China Resources Power Holdings Company Ltd.	1,010,403	549,252
Esprit Holdings Ltd.	92,000	556,335
Kerry Properties Ltd.	381,000	813,736
Orient Overseas International Ltd.	126,000	477,426
The Wharf(Holdings) Ltd.	128,000	447,950

Total (Cost $2,542,031)		2,844,699

Ireland - 1.2%
Anglo Irish Bank Corp. PLC	39,900	968,897
CRH PLC	11,800	315,035
CRH PLC	25,200	673,471

Total (Cost $1,259,056)		1,957,403

Italy - 1.7%
Eni Spa	58,300	1,456,834
Mediaset Spa	100,200	1,268,239

Total (Cost $2,339,916)		2,725,073

Japan - 20.7%
Asahi Breweries Ltd. (a)	56,000	693,917
Bridgestone Corp. (a)	44,000	876,477
Canon, Inc. (a)	36,000	1,943,951
Casino Computer Co., Ltd. (a)	73,000	1,126,970
Diamond Lease Co., Ltd.	10,900	425,740
Eisai Co. Ltd.	27,500	904,941
Fujitsu Ltd. (a)	111,000	722,947
Hisamitsu Pharamaceutical	23,000	446,480
Hitachi, Ltd.	130,000	901,279
HOYA Corp.	10,700	1,208,857
Ito-Yokado Co., Ltd.	12,000	503,857
Kawasaki Kisen Kaisha Ltd.	128,000	823,670
Kikkoman Corp.	123,000	1,173,430
Kirin Beverage Corp. (a)	36,900	859,355
Kobe Steel Ltd.	564,000	864,642
Komatsu Ltd.	126,000	882,160
KUBOTA Corp.	205,000	1,016,893
Kyushu Electric Power Co., Inc.	22,200	448,726
Mitsubishi Corp.	92,000	1,189,415
Mitsubishi Tokyo Financial Group, Inc.	104	1,056,147
Mitsui O.S.K. Lines, Ltd.	173,000	1,038,912
Nippon Steel Corp.	294,000	720,574
Nissan Motor Co., Ltd.	135,000	1,468,509

Nisshin Seifun Group, Inc.	61,000	676,653
NSK Ltd.	153,000	769,407
NTT Corp.	193	866,908
Ono Pharmaceutical Co., Ltd.	19,000	1,066,790
Promise Co., Ltd.	5,700	407,421
Sanyo Shinpan Finance Co., Ltd.	18,300	1,300,889
Shizuoka Bank Ltd.	121,000	1,147,261
Sumitomo Rubber Industries, Inc. (a)	99,000	927,068
Takeda Pharmaceutical Co., Ltd.	25,100	1,264,681
Terumo Corp.	16,400	441,988
Tosoh Corp.	104,000	468,157
Toyota Motor Corp.	60,000	2,443,121

Total (Cost $27,714,917)		33,078,193

Luxembourg - 0.6%
Arcelor (Cost $717,521)	41,500	955,392

Netherlands - 3.2%
ABN Amro Holding NV	40,800	1,078,757
Hunter Douglas NV	8,400	447,271
Ing Groep NV CVA	75,600	2,282,962
Royal KPN NV	135,300	1,283,000

Total (Cost $4,001,201)		5,091,990

New Zealand - 0.3%
Fletcher Building Ltd. (Cost $350,410)	110,800	526,430

Norway - 2.1%
DNB NOR ASA	107,000	1,054,383
Norsk Hydro ASA	14,300	1,124,944
Orkla Asa	20,700	679,360
Yara International ASA	40,900	537,936

Total (Cost $2,724,145)		3,396,623

Singapore - 0.9%
Fraser and Neave Ltd.	72,630	725,588
Keppel Co., Ltd.	134,900	711,044

Total (Cost $818,605)		1,436,632

Spain - 2.2~~%~~
ACS Actividades	48,800	1,112,195
Corp. Mapfre SA (a)	61,900	910,273
Repsol YPF SA	57,200	1,486,768

Total (Cost $2,261,466)		3,509,236

Sweden - 2.9%
Ericsson LM *	491,500	1,568,751
Skandinaviska Enskilda Banken AB	81,400	1,574,788
Volvo AB, Class B Shares	35,700	1,416,261

Total (Cost $3,597,888)		4,559,800

Switzerland - 4.7%
Baloise Holdings	8,100	373,288
Credit Suisse Group	42,400	1,779,073

Kudelski SA *			16,200	594,417
Novartis AG			18,540	932,533
Saurer AG *			13,700	805,741
Serono SA B			960	631,180
Sulzer AG			2,810	1,115,539
UBS AG Registered Shares			7,700	644,483
Zurich Financial Services AG			3,600	599,157

Total (Cost $6,170,180)				7,475,411

United Kingdom - 24.0%
Aggregate Industries PLC			216,400	433,710
Alliance Unichem PLC			69,500	1,005,704
Anglo American PLC			35,100	829,361
ARM Holdings PLC (a)			274,200	581,106
Aviva PLC			145,200	1,748,849
BAA PLC			60,000	672,032
BAE Systems PLC			149,900	662,672
Balfour Beatty PLC			142,300	860,371
Barclays PLC			263,400	2,960,325
Barratt Developments PLC			74,400	848,303
BP PLC			251,600	2,451,322
BPB PLC			73,100	663,489
Friends Provident PLC			447,500	1,321,721
George Wimpey PLC			137,700	1,068,264
HBOS PLC			80,800	1,314,114
Inchcape PLC			37,700	1,413,559
Kelda Group PLC			91,600	1,111,174
Old Mutual PLC			348,000	884,344
Reckitt Benckiser PLC			17,600	531,304
Royal Bank of Scotland Group PLC			63,585	2,136,558
SABMiller PLC			133,100	2,205,554
Sage Group PLC			136,600	529,865
Scottish Power PLC			110,900	857,693
Shell Transport & Trading Company PLC			93,200	793,642
Shire Pharmaceuticals Group PLC			130,600	1,370,113
Tesco PLC			220,900	1,363,139
United Business Media PLC			59,700	549,593
Vodafone Group PLC			1,357,700	3,678,055
Whitbread PLC			43,600	707,847
William Hill PLC			62,900	680,390
Wolseley PLC			46,600	870,057
Xstrata PLC			66,100	1,181,526

Total (Cost $30,026,895)				38,285,756

Total Common Stock (Cost $118,677,529)				153,275,203

Preferred Stock - 0.9%
Fresenius AG			5,000	466,874
Henkel KGaA			5,400	468,841
Unipol Spa			137,200	482,065

Total Preferred Stock (Cost $1,216,716)				1,417,780

TOTAL EQUITIES (Cost $ 119,894,245)				154,692,983

SHORT-TERM INVESTMENTS - 2.6%
U.S. Government - 0.2%	Rate	Maturity	Par Value

U.S. Treasury Bill+	2.215	3/17/2005	300,000	298,727

Investment Companies - 2.4%
Dreyfus Institutiional Preferred Plus Money Market Fund ++			3,821,545	3,821,545

Total Short Term Investments (Cost $ 4,120,199)			4,121,545	4,120,272

TOTAL INVESTMENTS - 99.6 (Cost $124,014,444)				158,813,255

Other Assets Less Liabilties - 0.4%				702,775

NET ASSETS - 100%				159,516,030

Notes to Schedule of Investments:
(a) Security, or a portion of thereof, was on loan at 12/31/04.
* Non-income producing security
+ Denotes all or part of security segregated as collateral.
++ Affiliated institutional money market fund.

	Notes to Financial Statements

Contract	Position	Expiration	Underlying	Unrealized
		Date	Face	Gain/Loss
			Amount at
			Value

MSCI Pan-Euro (149 contracts)	Long	3/15/2005	3,324,315	(1,435)
Topix Futures (4 contracts)	Long	3/15/2005	418,984	15,487

Total Net Unrealized Gain				14,052

TBC SMALL CAP VALUE PORTFOLIO
Security Description	Shares	Value

EQUITIES - 99.3%
Communications - 1.5%
C-COR, Inc. *	40,600	377,580
Extreme Networks, Inc. *	62,000	406,100
NIC, Inc. *	63,500	322,580
		1,106,260
Consumer Cyclical - 1.3%
Jos A Bank Clothiers, Inc. (a) *	16,000	452,800
Wabash National Corp.	19,400	522,442
		975,242
Consumer, Non-cyclical - 3.4%
America Service Group, Inc. *	4,300	115,111
Del Monte Foods Company *	35,100	386,802
Par Pharmaceutical Cos., Inc. *	10,400	430,352
Pediatrix Medical Group, Inc. *	9,000	576,450
Source Interlink Cos., Inc. *	33,900	450,192
United Rentals, Inc. *	32,400	612,360
		2,571,267
Consumer Discretionary - 11.2%
American Greetings Corp., Class A (a)	19,500	494,325
Aztar Corp. *	17,000	593,640
Big 5 Sporting Goods Corp.	18,500	539,090
Cache, Inc. *	31,000	558,620
Charming Shoppes, Inc.	63,100	591,247
Courier Corp.	8,450	438,724
Gemstar-TV Guide International, Inc. *	114,500	677,840
Interface, Inc.	32,500	324,025
K-Swiss Inc., Class A	13,100	381,472
Landry's Restaurants, Inc.	15,100	438,806
Lifetime Hoan Corp.	14,500	230,550
Regis Corp.	17,400	803,010
Saks, Inc.	23,700	343,887
Stanley Furniture Co., Inc.	10,400	467,480
The Men's Wearhouse, Inc. *	10,000	319,600
The Yankee Candle Co.	22,400	743,232
Too, Inc. *	17,800	435,388
		8,380,936
Consumer Staples - 5.9%
Fresh Del Monte Produce	20,200	598,122
Green Mountain Coffee Roasters *	13,200	331,320
Hain Celestial Group, Inc. *	19,000	392,730
J & J Snack Food Corp.	7,100	348,113
Longs Drug Stores Corp.	21,700	598,269
Performance Food Group Co. *	22,000	592,020
Ralcorp Holdings, Inc.	36,100	1,513,673
		4,374,247
Energy - 4.3%

Dril-Quip, Inc. *	18,800	456,088
FMC Technologies, Inc. *	36,800	1,184,960
Hydril Co. *	8,400	382,284
Key Energy Services, Inc. *	47,100	555,780
Tetra Technologies *	21,150	598,545
		3,177,657
Financial - 19.5%
Alabama National Bancorp/Del	5,000	322,500
Alexandria Real Estate Equities, Inc. REIT	8,600	640,012
American Home Mortgage Investment Corp. REIT	11,000	376,750
Aspen Insurance Holdings Ltd.	12,500	306,500
Assured Guaranty Ltd.	30,200	594,034
Bank of Hawaii Corp.	8,900	451,586
Boykin Lodging Co. REIT	32,700	299,532
Capital Automotive REIT	19,500	692,738
First Republic Bank	12,200	646,600
Horace Mann Educators Corp. (a)	26,500	505,620
Innkeepers USA Trust REIT	64,200	911,640
ITLA Capital Corp. *	6,400	376,256
Jones Lang Lasalle *	27,300	1,021,293
Knight Trading Group (a) *	107,200	1,173,840
Lasalle Hotel Properties REIT	17,000	541,110
Metris Cos, Inc.	99,900	1,273,725
Mission West Properties REIT	25,400	270,256
Pacific Capital Bancorp	15,300	520,047
Provident Bancorp, Inc.	23,100	304,689
Provident Bankshares Corp.	12,900	469,173
Santander BanCorp	11,840	357,094
Scottish Annuity & Life Holding	24,600	637,140
SL Green Realty Corp. REIT	10,800	653,940
Southwest Bancorporation of Texas	24,600	572,934
Sterling Bancshares, Inc.	21,200	302,524
Summit Bancshares, Inc. (Texas)	8,900	333,750
		14,555,283
Health Care - 5.1%
Amedisys, Inc. *	13,200	427,548
Hooper Holmes, Inc.	95,100	562,992
Matthews International Corp., Class A	10,500	386,400
Medicines Co. *	10,800	311,040
Polymedia Corp.	21,600	805,464
Res-Care, Inc. *	28,100	427,682
Sierra Health Services *	9,520	524,647
U.S. Physical Therapy, Inc. *	24,100	371,622
		3,817,395
Industrial -20.1%
AGCO Corp.	26,400	577,896
C&D Technologies, Inc.	32,400	552,096
Celadon Group, Inc. *	17,800	396,050
Chicago Bridge & Iron Co., N.V. ADR	16,700	668,000

CIRCOR International, Inc.	13,400	310,344
Cubic Corp.	28,600	719,862
Esterline Technologies Corp. *	29,100	950,115
Granite Construction, Inc.	20,800	553,280
GSI Lumonics, Inc. *	32,900	377,692
Heico Corp.	15,000	338,850
Herley Industries, Inc. *	23,100	469,854
Insituform Technologies, Inc. *	19,500	442,065
Labor Ready *	30,900	522,828
Laidlaw International, Inc. *	37,600	804,640
Lincoln Electric Holdings, Inc.	10,500	362,670
McGrath Rentcorp.	14,000	610,540
Modtech Holdings, Inc. *	26,500	208,555
Reliance Steel & Aluminum	11,400	444,144
School Specialty, Inc. *	17,400	670,944
Simpson Manufacturing	15,400	537,460
Sypris Solutions, Inc.	25,900	396,529
The Brink's Co.	38,500	1,521,520
Toro Co.	11,600	943,660
Wabtec Corp.	18,300	390,156
Waste Connections *	37,050	1,268,963
		15,038,713
Information Technology - 15.7%
Actel Corp. *	18,300	320,982
Advanced Energy Industries *	30,200	275,726
Anaren, Inc. *	37,500	486,000
Borland Software Corp. *	43,600	509,248
Cabot Microelectronics *	9,300	372,465
CSG Systems International , Inc. *	21,200	396,440
Cymer, Inc. *	10,300	304,262
Digi International, Inc. *	39,700	682,443
EFunds Corp. *	28,300	679,483
Electronics for Imaging, Inc. *	29,700	517,077
EPIQ Systems, Inc. *	26,600	389,424
Exar Corp. *	30,700	435,633
Hutchinson Technology, Inc. (a) *	10,600	366,442
Komag, Inc. *	19,300	362,454
ManTech International Corp., Class A *	21,000	498,540
Maxtor Corp. *	118,200	626,460
Mentor Graphics Corp. *	19,100	292,039
Newport Corp. *	36,900	520,290
Paxar Corp. *	14,600	323,682
Perot Systems Corp., Class A *	42,300	678,069
Remec, Inc. *	71,700	516,957
SafeNet, Inc. *	25,700	944,218
Sybase, Inc. *	39,000	778,050
The Bisys Group, Inc. *	27,600	454,020
		11,730,404
Materials - 7.4%

Arch Coal, Inc. (a)	15,500	550,870
Balchem Corp.	9,400	326,086
Compass Minerals International, Inc.	20,300	491,869
Cytec Industries, Inc.	4,500	231,390
Florida Rock Industries, Inc.	9,900	589,347
FMC Corp. *	10,200	492,660
Hercules, Inc.	34,400	510,840
Massey Energy (a)	17,300	604,635
NN, Inc.	29,300	387,053
RTI International Metals, Inc.	22,600	464,204
Spartech Corp.	19,500	528,255
Worthington Industries	17,500	342,650
		5,519,859

Telecommunications Services - 0.4%
Surewest Communications	9,700	274,995

Utilities - 3.5%
Cleco Corp.	39,400	798,244
PNM Resources Inc.	33,000	834,570
UGI Corp.	23,700	969,567
		2,602,381
TOTAL EQUITIES (Cost $55,949,512)		74,124,639

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
Dreyfus Institutional Preferred Plus ++	974,556	974,556
Total Short Term Investments (Cost $974,556)

TOTAL INVESTMENTS - 100.6% (Cost $56,924,068)		75,099,195

Liabilities in Excess of Other Assets - (0.6%)		(421,491)

NET ASSETS-100%		74,677,704

Notes to Schedule of Investments:
(a) Security, or a portion of thereof, was on loan at 12/31/04.
ADR-American Depository Receipt
REIT - Real Estate Investment Trust
* Non-income producing security.
++ Affiliated institutional money market fund.

TBC INTERNATIONAL SMALL CAP PORTFOLIO
Security Description	Shares	Market Value

EQUITIES-95.4%
Common Stock - 94.6%
Australia-4.1%
Caltex Australia Ltd.	171,300	1,455,141
Cochlear Limited	59,600	1,177,133
Oil Search Ltd.	1,344,800	1,903,944
Perpetual Trustees Australia Ltd.	59,000	2,902,822
Sims Group Ltd.(a)	210,600	2,932,218
Southern Cross Broadcasting (Australia) Ltd.	122,000	1,470,552
West Australian Newspaper Holdings(a)	209,700	1,469,685

Total (Cost $9,505,123)		13,311,495

Austria-0.6%
Boehler-Uddeholm	14,200	1,791,141

Total (Cost $1,025,123)

Belgium-1.8%
Colruyt SA	12,024	1,950,886
Mobistar SA*	24,700	2,310,378
NV Union Miniere SA	16,400	1,540,691

Total (Cost $3,400,988)		5,801,955

Canada-5.6%
Astral Media, Inc.	42,500	1,154,356
Canfor Corp. *	94,100	1,227,732
CHC Helicopter Corp.	48,100	2,046,706
Ensign Resource Service Group, Inc.	64,100	1,340,783
Home Capital Group, Inc.	127,800	3,329,512
Inmet Mining Corp.*	96,500	1,732,897
Northbridge Financial	86,100	2,095,973
Rothmans, Inc.	34,000	1,130,971
Trican Well Service Ltd.*	54,300	3,010,379
Wheaton River Minerals Ltd.*	327,200	1,063,843

Total (Cost $12,872,254)		18,133,152

Denmark-1.6%
GN Store Nord A/S	114,500	1,232,980
Jyske Bank A/S	64,000	2,406,279
Topdanmark A/S*	21,200	1,667,677

Total (Cost $4,017,484)		5,306,936

Finland-2.9%
Kesko Oyj	68,300	1,663,171
Nokian Renkaat Oyj	15,700	2,381,186
Orion Oyj Class B	80,700	1,303,878
Rautaruukki Oyj	122,000	1,446,515
Wartsila Corporation	68,650	1,460,288
YIT-Yhtyma Oyj	47,100	1,173,128

Total (Cost $6,703,604)		9,428,166

France-7.8%
Alten *	61,000	1,357,143
Ciments Francais(a)	13,600	1,269,343
Clarins (a)	18,006	1,057,686
CNP Assurances	20,500	1,465,603

Eiffage	18,322	2,112,728
Elior (a)	131,300	1,492,659
Euler Hermes SA (a)	33,300	2,290,361
Generale de Sante	55,800	1,168,781
Iliad SA	48,900	1,849,496
Imerys SA	25,900	2,169,644
Legardere SCA	15,800	1,138,160
Natexis Banques Populaires	14,700	2,008,161
Nexans SA	27,600	1,083,202
SR Teleperformance	35,900	944,818
Vallourec	13,520	2,017,536
Vinci SA	13,900	1,863,046

Total (Cost $19,260,166)		25,288,367

Germany-5.8%
AWD Holding AG	27,800	1,161,575
Continental AG	35,300	2,237,805
Deutsche Postbank AG	30,500	1,344,730
Freenet.de AG *	56,100	1,442,195
Hannover Rueckversicherung AG (a)	24,350	949,705
Henkel KGaA (a)	12,600	1,093,962
Hypo Real Estate Holding *	62,100	2,569,468
MPC Capital AG	12,800	958,519
Puma AG	11,700	3,210,950
Software AG	36,200	1,168,792
Thyssenkrupp AG (a)	63,300	1,391,139
United Internet AG Registered Shares	44,914	1,215,560

Total (Cost $14,078,592)		18,744,400

Hong Kong-2.9%
China Overseas Land & Investment Ltd.	3,976,000	982,196
Kerry Properties Ltd.	818,000	1,747,076
Orient Overseas International Ltd.	349,000	1,322,395
Skyworth Digital Holdings Ltd.	2,962,000	478,936
Solomon Systech International Limited	5,028,900	1,242,295
Varitronix International Ltd.	810,000	765,989
Wing Hang Bank Ltd.	216,600	1,518,817
Xinao Gas Holdings Ltd.*	2,336,000	1,337,468

Total (Cost $9,178,844)		9,395,172

Ireland-1.3%
Fyffes PLC	625,900	1,638,755
Grafton Group PLC	141,800	1,538,927
Kerry Group PLC	43,900	1,051,141

Total (Cost $3,148,696)		4,228,823

Italy-3.4%
ASM Brescia S.P.A (a)	285,900	977,387
Autostrada Torino-Milano Spa	66,900	1,703,500
Banco Popolare di Verona e Novara	71,200	1,444,985
Davide Campari-Milano Spa (a)	19,500	1,255,228
Erg Spa	116,700	1,385,258
Milano Assicurazioni Spa	334,600	1,883,761
Pirelli & C Real Estate(a)	47,300	2,481,345

Total (Cost $8,497,558)		11,131,464

Japan-18.6%
Clarion Co., Ltd	474,000	1,115,457
CMK Corp. (a)	87,000	1,232,663

Cosmo Oil Co., Ltd.	376,000	1,112,469
Doshisha Co., Ltd.	31,000	980,764
Goldcrest Co., Ltd.	21,500	1,490,577
Hamamatsu Photonics KK(a)	55,100	1,086,827
Hisamitsu Pharamaceutical	74,000	1,436,500
Hitachi Construction Machinery Co., Ltd.(a)	93,500	1,286,412
Index Corp.(a)	430	1,184,064
Izumi Co. Ltdronics, Inc. (a)	38,200	818,758
Kawasaki Kisen Kaisha Ltd.(a)	234,200	1,507,058
Keihin Corp.	162,400	2,687,902
Kirin Beverage Corp. (a)	52,600	1,224,988
Koito Manufacturing Co.(a)	197,000	1,775,520
Komeri Co., Ltd	43,800	1,193,262
Koyo Seiko Co., Ltd.(a)	107,000	1,506,630
Kuroda Electric Co., Ltd.(a)	55,200	1,288,234
Kyowa Exeo Corp.	226,000	2,239,918
Makita Corp.	94,000	1,644,839
Mitsubishi Gas Chemical Co., Inc.	329,000	1,551,675
Mori Seiki Co., Ltd	140,200	1,278,652
Nippon Shokubai Ltd.(a)	324,000	2,809,413
Nisshin Seifun Group, Inc.(a)	134,000	1,486,417
Nisshin Steel Co., Ltd.	944,000	2,175,413
NTN Corp.	199,000	1,142,584
OSG Corp. (a)	123,800	1,498,994
Otsuka Corp. (a)	27,600	1,614,335
Ricoh Leasing Co., Ltd.(a)	62,200	1,591,290
Ryohin Keikaku Co.,Ltd.	23,300	1,171,712
Santen Pharmaceutical Co., Ltd	55,300	1,209,569
Sanwa Shutter Corp.	253,000	1,418,045
Sanyo Shinpan Finance Co., Ltd.	33,300	2,367,191
Sodick Co., Ltd.(a)	169,000	1,508,310
Sumisho Lease Co., Ltd.	65,400	2,669,388
Sumitomo Rubber Industries, Inc.(a)	194,000	1,816,678
Sysmex Corp.	42,000	1,972,659
Tokyo Tatemono Co., Ltd. (a)	236,000	1,537,076
Tosoh Corp.	350,000	1,575,530
Tsuruha Co., Ltd.	43,000	1,196,660

Total (Cost $51,018,917)		60,404,433

Netherlands-4.5%
Aalberts Industries NV	40,300	1,951,754
ASM International NV *	54,200	893,362
Axalto Holding NV	43,700	1,135,277
Corio NV	38,000	2,221,839
Fugro N.V.	13,100	1,091,168
Hunter Douglas NV	26,300	1,400,384
Koninklijke BAM Groep NV	32,500	1,630,430
Randstad Holding NV	30,600	1,201,771
Stork NV	59,400	2,042,755
Wolters Kluwer NV	44,900	899,660

Total (Cost $10,792,243)		14,468,400

Norway-0.6%
Tandberg Television ASA*	236,700	2,059,194

Total (Cost $1,382,924)

Portugal-0.4%
Jeronimo Martins, SGPS, S.A. *	109,200	1,436,965

Total (Cost $1,181,960)

Singapore-1.0%
First Engineering Ltd.	1,630,000	1,388,637
Jurong Technologies Industrial	2,024,300	1,736,958

Total (Cost $2,545,442)		3,125,595

South Korea-2.7%
Daegu Bank	137,100	953,647
Dongbu Insurance Co., Ltd.	287,100	2,102,423
Hanjin Shipping Corp.	57,400	1,330,886
Honam Petrochemical Corp.	27,000	1,261,182
Hyundai Mipo Dockyard	67,200	2,272,244
Intops Co., Ltd.	55,100	875,659

Total Cost(Cost $6,464,404)		8,796,041

Spain-3.6%
ACS Actividades	83,400	1,900,759
Corp. Mapfre SA (a)	68,000	999,977
Cortefiel, SA	86,800	1,370,644
Ebro Puleva, S.A.(a)	78,100	1,112,480
Enagas (a)	95,500	1,580,575
Immobiliaria Urbis SA	154,400	2,237,023
Indra Sistemas SA	75,900	1,294,282
TPI Telefonica Publicidad e Informacion SA (a)	124,500	1,151,875

Total (Cost $8,338,428)		11,647,615

Sweden-1.4%
Elekta AB*	88,459	2,550,383
Nobia AB	96,800	1,603,107

Total (Cost $3,074,281)		4,153,490

Switzerland-4.2%
Geberit AG	1,780	1,300,000
Hiestand Holding AG	1,370	1,088,351
Logitech International SA*	24,110	1,470,896
Micronas Semiconductor Holdings*	40,400	1,977,089
Rieter Holding AG	6,700	1,940,836
Saurer AG	27,140	1,596,190
Sika AG	2,400	1,436,798
Straumann Holding AG	5,000	1,035,815
Syngenta AG	10,600	1,124,017
Vontobel Holding AG	29,500	686,227

Total (Cost $10,731,712)		13,656,219

United Kingdom-19.9%
Aggregate Industries PLC	916,600	1,837,055
Alliance Unichem PLC	114,900	1,662,667
Balfour Beatty PLC	330,800	2,000,076
Barratt Developments PLC	96,400	1,099,145
Benfield Group Ltd.	171,300	969,182
BPB PLC	253,500	2,300,883
British Airways PLC *	163,100	735,102
BSS Group PLC	11,300	207,512
Collins Stewart Tullett	121,100	917,418
Crest Nicholson	126,100	886,370
Enterprise Inns PLC	151,500	2,309,967
FirstGroup PLC	212,900	1,424,019
Friends Provident PLC	1,045,800	3,088,839
George Wimpey PLC	138,200	1,072,143

Grainger Trust			33,400	1,231,833
Greene King PLC			52,300	1,340,090
HMV Group PLC			172,800	861,674
Inchcape PLC			55,600	2,084,719
Intertek Group PLC			111,800	1,511,670
iSOFT Group PLC			178,006	1,177,821
Kelda Group PLC			96,200	1,166,975
Kier Group PLC			113,900	1,537,770
Laird Group PLC			176,800	1,108,807
Mcbride PLC			639,600	1,732,085
McCarthy & Stone PLC			125,800	1,435,567
Next PLC			64,700	2,047,454
Northgate Information Solutions PLC *			759,000	938,918
Northgate PLC			98,000	1,605,129
Peacock Group Plc			179,700	937,439
Rexam PLC			193,900	1,708,792
Shire Pharmaceuticals Group PLC			149,100	1,564,195
SIG PLC			161,100	1,807,496
Speedy Hire PLC			188,700	2,026,683
Taylor Nelson Sofres PLC			272,700	1,182,006
The Carphone Warehouse PLC			647,500	2,132,861
Travis Perkins PLC			54,200	1,801,457
Tullow Oil PLC			623,300	1,823,026
Ultra Electronics Holdings			96,300	1,275,310
United Business Media PLC			185,400	1,706,778
Viridian Group PLC			133,800	1,873,290
Whitbread PLC			86,600	1,405,953
William Hill PLC			107,400	1,161,741
WS Atkins PLC			131,500	1,803,258

Total (Cost $51,134,121)				64,501,175

Total Common Stock (Cost $ 238,352,864)				306,810,198

Preferred Stock - 0.8%
Fresenius AG			13,100	1,223,210
Rheinmetall AG			23,200	1,208,568

Total Preferred Stock (Cost $ 2,196,347)				2,431,778

TOTAL EQUITIES(Cost$240,549,211)				309,241,979

SHORT-TERM INVESTMENTS-2.4%	Rate	Maturity	Par Value
U.S. Government-0.1%
U.S. Treasury Bill +	2.215	3/17/2005	400,000	398,302

Investment Companies-2.3%
Dreyfus Institutional Preferred Plus Money Market Fund++			7,345,646	7,345,646

Total Short Term Investments (Cost$7,743,854)				7,743,948

TOTAL INVESTMENTS - 97.8% (Cost$248,293,065)				316,985,927

LIABILITIES IN ACCESS OF OTHER ASSETS - 2.2%				7,219,538

NET ASSETS-100%				324,205,465

Notes to Schedule of Investments:

(a) Security, or a portion of thereof, was on loan at 12/31/04.
* Non-income producing security
+ Denotes all or part of security segregated as collateral.

++ Affiliated institutional money market fund.

At December 31,2004, the Portfolio held the following futures contracts:

Contract	Position	Expiration	Underlying Unrealized Gain/Loss
		Date	Face
			Amount at
			Value

MSCI Pan-Euro (225 contracts)	Long	3/15/2005	5,028,237	(9,067)
Topix Futures (16 contracts)	Long	3/15/2005	1,696,368	40,949

Total Net Unrealized Gain				31,882

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER STOCK FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 23, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	February 23, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)